INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets acquired, increase due to change in estimates		$ 900
Intangible assets acquired, increase due to change in estimates	$ 1,791	$ 21,670
Cost | Mobile Apps
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	$ 7,295		$ 6,470